Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Expected Future Minimum Lease Payments

Contractual obligations and commitments as of December 31, 2021

	Service and manufacturing	R&D contracts	TOTAL
	$	$	$
Less than 1 year	1,085	2,252	3,337
1 – 3 years	6	1,049	1,055
4 – 5 years	—	—	—
More than 5 years	—	—	—
Total	1,091	3,301	4,392

Schedule of R&D and Revenue Related Milestone Payments

	Future potential R&D milestone payments	Future potential revenue milestone payments	Total
	$	$	$
Less than 1 year	28	—	28
1 – 3 years	113	—	113
4 – 5 years	927	—	927
More than 5 years	7,869	32,942	40,811
Total	8,937	32,942	41,879